Consolidated Statements of Cash Flows (Unaudited) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Operating Activities:
Profit before tax	¥ 870,972	¥ 1,024,552
Adjustments for:
Gains on financial assets at fair value through profit or loss and investment securities	(58,174)	(18,600)
Foreign exchange gains	(1,170,432)	(939,255)
Provision for loan losses	129,983	86,989
Depreciation and amortization	166,526	157,999
Share of post-tax profit of associates and joint ventures	(55,286)	(61,241)
Net changes in assets and liabilities:
Net decrease of term deposits with original maturities over three months	1,137,962	1,767,421
Net increase of call loans and bills bought	(278,393)	(4,914,016)
Net (increase) decrease of reverse repurchase agreements and cash collateral on securities borrowed	(1,922,238)	1,388,766
Net increase of loans and advances	(3,661,329)	(9,941,327)
Net change of trading assets and liabilities, derivative financial instruments, and financial liabilities designated at fair value through profit or loss	463,896	1,232,767
Net increase of deposits	4,097,851	8,666,708
Net increase (decrease) of call money and bills sold	(426,526)	4,375
Net increase (decrease) of repurchase agreements and cash collateral on securities lent	5,492,415	(2,458,303)
Net increase (decrease) of other unsubordinated borrowings and debt securities in issue	1,352,249	(7,388,484)
Income taxes paid—net	(78,584)	(106,797)
Other operating activities—net	(1,488,690)	(1,312,248)
Net cash and cash equivalents provided by (used in) operating activities	4,572,202	(12,810,694)
Investing Activities:
Purchases of financial assets at fair value through profit or loss and investment securities	(17,447,417)	(15,404,357)
Proceeds from sales of financial assets at fair value through profit or loss and investment securities	4,351,295	11,051,492
Proceeds from maturities of financial assets at fair value through profit or loss and investment securities	8,997,999	11,892,293
Acquisitions of the subsidiaries and businesses, net of cash and cash equivalents acquired	(7)
Investments in associates and joint ventures	(126,574)
Proceeds from sales of investments in associates and joint ventures	138	4,512
Purchases of property, plant and equipment	(41,181)	(30,387)
Purchases of intangible assets	(111,371)	(93,017)
Proceeds from sales of property, plant and equipment	3,503	1,864
Net cash and cash equivalents provided by (used in) investing activities	(4,373,615)	7,422,400
Financing Activities:
Redemption of subordinated borrowings	(10,000)	(15,000)
Proceeds from issuance of subordinated bonds	141,033
Payments for the principal portion of lease liabilities	(46,198)	(44,825)
Proceeds from issuance of other equity instruments	360,806
Dividends paid to shareholders of Sumitomo Mitsui Financial Group, Inc.	(167,956)	(143,871)
Dividends paid to non-controlling interest shareholders	(3,307)	(2,713)
Coupons paid to other equity instruments holders	(5,769)	(5,606)
Purchases of treasury stock and proceeds from sales of treasury stock—net	(61,182)	240
Purchases of other equity instruments and proceeds from sales of other equity instruments—net	87	1,002
Transactions with non-controlling interest shareholders—net	(100)	956
Net cash and cash equivalents provided by (used in) financing activities	207,414	(209,817)
Effect of exchange rate changes on cash and cash equivalents	1,406,060	1,674,253
Net increase (decrease) of cash and cash equivalents	1,812,061	(3,923,858)
Cash and cash equivalents at beginning of period	75,344,235	74,343,953
Cash and cash equivalents at end of period	77,156,296	70,420,095
Net cash and cash equivalents provided by operating activities includes:
Interest and dividends received	2,795,638	1,367,994
Interest paid	¥ 1,778,547	¥ 510,259